Offsets	Nov. 07, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Global Net Lease, Inc.
Form or Filing Type	S-3
File Number	333-268150
Initial Filing Date	Nov. 04, 2022
Fee Offset Claimed	$ 23,052.47
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 241,931,950.56
Termination / Withdrawal Statement	The registrant previously registered 35,339,062 shares of Common Stock, by means of a 424(b)(7) prospectus supplement, dated September 15, 2023 (the "2023 Prospectus Supplement"), pursuant to a Registration Statement on Form S-3 (Registration No. 333-268150), filed with the Securities and Exchange Commission on November 4, 2022 (the "Prior Registration Statement"). In connection with the filing of the 2023 Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $42,993.79 (the "Original Fee"). As of the date of this prospectus supplement, the registrant sold an aggregate of $148,211,293.44 of such shares of Common Stock representing $16,332.88 of the Original Fee. Pursuant to Rule 457(p) under the Securities Act, the registrant is offsetting the registration fee due under this prospectus supplement of $23,052.47 by the remaining $26,660.91 unused registration fees previously paid by the registrant with respect to unsold securities under the 2023 Prospectus Supplement, and the registrant is applying such fees toward the payment of the registration fee for the offer and sale of securities registered hereunder. As a result, the registrant is paying $0 herewith.The offering of securities pursuant to the 2023 Prospectus Supplement under the Prior Registration Statement has been terminated as of the date of this prospectus supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Global Net Lease, Inc.
Form or Filing Type	S-3
File Number	333-268150
Filing Date	Sep. 15, 2023
Fee Paid with Fee Offset Source	$ 23,052.47